Supplement to the Fidelity® Corporate Bond ETF, Fidelity® Investment Grade Bond ETF, Fidelity® Investment Grade Securitized ETF, Fidelity® Limited Term Bond ETF, and Fidelity® Total Bond ETF  December 30, 2022 Prospectus
Effective April 1, 2023, FMR reduced Fidelity® Limited Term Bond ETF's management fee. The following information replaces similar information for Fidelity® Limited Term Bond ETF found in the "Fund Summary" section under the "Fee Table" heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)
Management fee A	0.25%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Total annual operating expenses	0.25%
A Adjusted to reflect current fees.
1 year	$26
3 years	$80
5 years	$141
10 years	$318

The following information replaces similar information for Fidelity® Limited Term Bond ETF found in the "Fund Services" section under the "Advisory Fee(s)" heading.
The annual management fee rate, as a percentage of the fund's average net assets, is shown in the following table:
Fund	Management Fee Rate
Fidelity® Limited Term Bond ETF	0.25%
FIXETF-PSTK-0423-104 1.9887760.104	April 1, 2023
Supplement to the Fidelity® Sustainable Low Duration Bond ETF December 30, 2022 Prospectus
Effective April 1, 2023, FMR reduced the fund's management fee. The following information replaces similar information found in the "Fund Summary" section under the "Fee Table" heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)
Management fee A	0.20%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Total annual operating expenses	0.20%
A Adjusted to reflect current fees.
1 year	$20
3 years	$64

The following information replaces similar information found in the "Fund Services" section under the "Advisory Fee(s)" heading.
The annual management fee rate, as a percentage of the fund's average net assets, is shown in the following table:
Fund	Management Fee Rate
Fidelity® Sustainable Low Duration Bond ETF	0.20%
LDB-PSTK-0423-100 1.9909564.100	April 1, 2023
Supplement to the
Fidelity® Sustainable Low Duration Bond ETF
December 30, 2022
STATEMENT OF ADDITIONAL INFORMATION

Effective April 1, 2023, FMR reduced the fund’s management fee. The following information replaces similar information found in the "Management Contracts" section.
Management Fee.
For the services of Fidelity Management & Research Company LLC (FMR) under the management contract, the fund pays FMR a monthly management fee at the annual rate of 0.20% of the fund’s average net assets throughout the month. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the Independent Trustees.

LDB-SSTK-0423-100-1.9909565.100	April 1, 2023

Supplement to the
Fidelity® Limited Term Bond ETF
December 30, 2022
STATEMENT OF ADDITIONAL INFORMATION

Effective April 1, 2023, FMR reduced the fund’s management fee. The following information replaces similar information found in the "Management Contracts" section.
Management Fee.
For the services of Fidelity Management & Research Company LLC (FMR) under the management contract, the fund pays FMR a monthly management fee at the annual rate of 0.25% of the fund’s average net assets throughout the month. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the Independent Trustees.

T13-SSTK-0423-104-1.9862951.104	April 1, 2023